LEASES - Total undiscounted lease liability maturities (Details) $ in Millions	Dec. 31, 2023 USD ($)
LEASES
Lease liabilities	$ 31.2
2024
LEASES
Lease liabilities	10.9
2025-2028
LEASES
Lease liabilities	15.5
2029 and thereafter
LEASES
Lease liabilities	$ 4.8